Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	33,737
Balance, end of year	33,049	33,737
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	33,737	38,221	39,306
Issuances:	7	25	44
Repurchases:	(696)	(4,509)	(1,129)
Balance, end of year	33,048	33,737	38,221